COMMISSIONS AND FEES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Spread fees			¥ 274,630	¥ 932,273
Trading commissions, net	$ 87,903	¥ 604,375	1,875,740	1,517,394
Overnight fees, net			27,501	97,376
Securities advisory fee	41,464	285,086	20,704
Securities brokerage fee	7,331	50,404
Asset management fee	291	2,003
Total commissions and fees	136,989	941,868	2,198,575	2,547,043
Total customer rebates recognized		0	108,830	255,640
Commissions and fees, net
Total commissions and fees	$ 136,989	¥ 941,868	¥ 2,198,575	¥ 2,547,043